CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 7,622	$ 36,130	$ 24,610
Accounts receivable	351,268	464,937
Accounts receivable - related parties	1,146,045	1,365,321	786,181
Inventory	2,084	7,211	88
Advance to suppliers	76,541	25,879	4,150
Prepaid expenses	28,162	28,060	18,604
Total current assets	1,611,722	1,927,538	833,633
Property and equipment, net	7,574	7,650	7,536
Operating lease right-of-use assets	41,778
Security deposit	6,615	2,693	7,842
Long-term investment	30,000
Total Assets	1,697,689	1,937,881	849,011
Current Liabilities
Accounts payable	715	46,400	37,248
Accrued expenses	56,660	66,466	44,677
Due to shareholders	76,435	147,281	97,573
Income tax payable	30,262	38,945	36,030
Operating lease liabilities - current	21,398
Total current liabilities	185,470	299,092	215,528
Operating lease liabilities - noncurrent	20,380
Total liabilities	205,850	299,092	215,528
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 74,122,997 shares issued and outstanding for June 30, 2019 and 64,122,997 shares issued and outstanding for December 2018 and 2017	74,123	64,123	64,123
Additional paid-in capital	112,425	90,000	90,000
Retained earnings	1,325,699	1,496,131	466,806
Accumulated other comprehensive income (loss)	(20,408)	(11,465)	12,554
Total stockholders' equity	1,491,839	1,638,789	633,483
Total Liabilities and Stockholders' Equity	$ 1,697,689	$ 1,937,881	$ 849,011